EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
Disclosure of classes of share capital	The following table summarizes the changes in the number of outstanding common shares and outstanding special voting shares of the Company for the years ended December 31, 2024 and 2023:

	Common Shares	Special Voting Shares	Total Shares
Outstanding shares at December 31, 2022	181,953,498	63,343,913	245,297,411
Common shares repurchased under share repurchase program (1)	(1,630,171)	—	(1,630,171)
Common shares assigned under equity incentive plans (2)	94,763	—	94,763
Other changes (3)	—	(11,041)	(11,041)
Outstanding shares at December 31, 2023	180,418,090	63,332,872	243,750,962
Common shares repurchased under share repurchase program(4)	(1,440,264)	—	(1,440,264)
Common shares assigned under equity incentive plans (5)	41,790	—	41,790
Other changes (6)	24,715	1	24,716
Outstanding shares at December 31, 2024	179,044,331	63,332,873	242,377,204
_____________________________
(1)Includes shares repurchased under the share repurchase program between January 1, 2023 and December 31, 2023 based on the transaction trade date, for a total consideration of €460,629 thousand, including transaction costs and Sell to Cover, as described below.
(2)On March 15, 2023, 80,305 common shares, which were previously held in treasury, were assigned to participants of the equity incentive plans as a result of the vesting of certain performance share unit and retention restricted share unit awards. On the same day, the Company purchased 34,671 common shares, for a total consideration of €8,448 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (“Sell to Cover”) in a cross transaction. On July 17, 2023, the Company assigned 49,129 common shares related to commercial agreements with certain suppliers and other shares awards. See Note 21 “Share-Based Compensation” for additional details relating to the Group’s equity incentive plans.
(3)Relates to the deregistration of certain special voting shares under the Company’s special voting shares terms and conditions.
(4)Includes shares repurchased under the share repurchase program between January 1, 2024 and December 31, 2024 based on the transaction trade date, for a total consideration of €581,084 thousand, including transaction costs and Sell to Cover, as described below.
(5)On March 15, 2024, 76,979 common shares, which were previously held in treasury, were assigned to participants of the equity incentive plans as a result of the vesting of certain performance share unit and retention restricted share unit awards. On the same day, the Company purchased 35,189 common shares, for a total consideration of €13,548 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (“Sell to Cover”) in a cross transaction.
(6)In relation to common shares, refers to share awards vested under the broad-based employee share ownership plan.

Disclosure of other comprehensive income/(loss)
The following table presents other comprehensive income/(loss):

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Items that will not be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on remeasurement of defined benefit plans (1)	(691)	221	1,605
Total items that will not be reclassified to the consolidated income statement in subsequent periods	(691)	221	1,605
Items that may be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on cash flow hedging instruments arising during the period	(65,983)	22,109	17,149
(Gains)/Losses on cash flow hedging instruments reclassified to the consolidated income statement	(20,827)	(48,393)	75,749
(Losses)/Gains on cash flow hedging instruments	(86,810)	(26,284)	92,898
Exchange differences on translating foreign operations	12,248	(6,323)	9,798
Total items that may be reclassified to the consolidated income statement in subsequent periods	(74,562)	(32,607)	102,696
Total other comprehensive (loss)/income	(75,253)	(32,386)	104,301
Related tax impact	23,778	6,351	(25,002)
Total other comprehensive (loss)/income, net of tax	(51,475)	(26,035)	79,299
_____________________________
(1)Includes a loss of €7 thousand, €30 thousand and €15 thousand for the years ended December 31, 2024, 2023 and 2022, respectively, related to the Group’s proportionate share of the remeasurement of defined benefit plans of FFS GmbH, for which the Group holds a 49.9% interest.
The tax effects relating to other comprehensive income/(loss) are summarized in the following table:

	For the years ended December 31,
	2024			2023			2022
	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance
	(€ thousand)
(Losses)/Gains on remeasurement of defined benefit plans	(691)	168	(523)	221	(52)	169	1,605	(376)	1,229
(Losses)/Gains on cash flow hedging instruments	(86,810)	23,610	(63,200)	(26,284)	6,403	(19,881)	92,898	(24,626)	68,272
Exchange gains/(losses) on translating foreign operations	12,248	—	12,248	(6,323)	—	(6,323)	9,798	—	9,798
Total other comprehensive (loss)/income	(75,253)	23,778	(51,475)	(32,386)	6,351	(26,035)	104,301	(25,002)	79,299